Description Of The Plan - Additional Infomation (Details) - EBP 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Vesting percentage of rollover contributions	100.00%
EBP, Forfeited nonvested account.	$ 106,199	$ 758,196
EBP, Forfeited nonvested account, decrease from employer contribution	$ 3,601,473	$ 7,779,907
EBP, Participant contribution, investment in stock fund, percentage	25.00%
EBP, Participant contribution, rebalance or reallocate to stock fund, percentage	25.00%
EBP, Defined contribution plan automatic enrolment contribution rate	5.00%
EBP, Defined contribution plan automatic contribution increase rate	1.00%
EBP, Defined contribution plan maximum automatic contribution rate	10.00%
Elective Contribution [Member]
EBP, Description of Plan [Line Items]
EBP, Defined contribution plan participant contribution percentage minimum	1.00%
EBP, Defined contribution plan participant contribution percentage maximum	75.00%
Catch Up Contribution [Member]
EBP, Description of Plan [Line Items]
EBP, Defined contribution plan participant contribution percentage minimum	1.00%
EBP, Defined contribution plan participant contribution percentage maximum	75.00%
Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Description of Plan [Line Items]
EBP, Note receivable from participant, account, minimum borrowing, amount	$ 1,000
Employee benefit plan, maximum loan allowed.	2
EBP, Note receivable from participant, account, maximum borrowing, amount	$ 50,000
EBP, Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Investment, Identifier [Axis]: Notes Receivable from Participants | Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Asset held for investment, participant loan, interest rate	9.50%	9.50%
Investment, Identifier [Axis]: Notes Receivable from Participants | Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, Asset held for investment, participant loan, interest rate	3.25%	3.25%
Employer NonElective Contributions [Member]
EBP, Description of Plan [Line Items]
EBP, Employer contribution, participant compensation matched, percentage	2.00%
EBP, Participant contribution, pretax, maximum annual compensation, amount	$ 350,000	$ 345,000
401(k) Matching Contributions [Member]
EBP, Description of Plan [Line Items]
EBP, Employer contribution, participant compensation matched, percentage	5.00%
EBP, Participant contribution, pretax, maximum annual compensation, amount	$ 350,000	$ 345,000